Subsequent Events (Details) $ in Millions	Feb. 08, 2016 USD ($)
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Secured Lines of Credit	$ 145.0
CIFIN [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	71.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage	23.67%
Payments to Acquire Businesses, Gross	$ 133.0
Sale of Stock, Consideration Received on Transaction	$ 127.0